RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Current related party receivables	$ 52		$ 10
Current related party payable	1,351		3,761
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	2,509		2,753		4,622
Percentage of gross time charters revenues (in hundredths)	2.00%
Ownership percentage of investments (in hundredths)	50.00%
OTS S.A. [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	1,940		495		1,057
Ownership percentage of investments (in hundredths)	50.00%
Firmapar Corp [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Ownership percentage of investments (in hundredths)	5.55%
Commercial Commissions [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	476	[1]	1,064	[1]	1,147	[1]
Agency Fees [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	$ 2,033	[2]	$ 1,689	[2]	$ 3,475	[2]

[1]	Commercial commissions Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a former minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis. This agreement began on June 25, 2003 and ended July 5, 2013, concurrently with the acquisition from Firmapar Corp. of its 5.55% interest in UP Offshore (Bahamas) Ltd
[2]	Agency fees Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. the latters companies under the same control group as Inversiones Los Avellanos S.A., have agreed to perform the duties of port agent for us in Argentina.